Other Operating Income	12 Months Ended
Dec. 31, 2021
Other operating income [abstract]
Other operating income
6	Other operating income

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Government grants (a)	69,678	61,296	35,944
Rental income from investment property (note 17)	76,381	81,608	81,923
Others	4,655	5,772	7,438

	150,714	148,676	125,305

(a)	Government grants
Grants related to R&D, other tax refund and subsidies are included in the government grants line item. There are no unfulfilled conditions or other contingencies attaching to these grants.